SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUSES AND SUMMARY PROSPECTUSES

DWS California Tax-Free Income Fund
DWS Capital Growth Fund
DWS Communications Fund
DWS Core Equity Fund
DWS CROCI® Equity Dividend Fund
DWS CROCI®International Fund
DWS CROCI® U.S. Fund
DWS Emerging Markets Equity Fund
DWS Emerging Markets Fixed Income Fund
DWS Enhanced Commodity Strategy Fund
DWS Equity 500 Index Fund
DWS Equity Sector Strategy Fund
DWS ESG Core Equity Fund
DWS ESG Global Bond Fund
DWS ESG International Core Equity Fund
DWS Floating Rate Fund
DWS Global High Income Fund
DWS Global Income Builder Fund
DWS Global Macro Fund
DWS Global Small Cap Fund
DWS GNMA Fund
DWS Government & Agency Securities Portfolio
DWS Government & Agency Money Fund
DWS Government Money Market Series
DWS Health and Wellness Fund
DWS High Income Fund
DWS Intermediate Tax-Free Fund
DWS International Growth Fund
DWS Large Cap Focus Growth Fund
DWS Latin America Equity Fund
DWS Managed Municipal Bond Fund
DWS Massachusetts Tax-Free Fund
DWS Money Market Prime Series
DWS Multi-Asset Conservative Allocation Fund
DWS Multi-Asset Moderate Allocation Fund
DWS New York Tax-Free Income Fund
DWS RREEF Global Infrastructure Fund
DWS RREEF Global Real Estate Securities Fund
DWS RREEF Real Assets Fund
DWS RREEF Real Estate Securities Fund
DWS S&P 500 Index Fund
DWS Science and Technology Fund
DWS Short Duration Fund
DWS Short-Term Municipal Bond Fund
DWS Small Cap Core Fund
DWS Small Cap Growth Fund
DWS Strategic High Yield Tax-Free Fund
DWS Tax-Exempt Portfolio
DWS Tax-Exempt Money Fund
DWS Tax Free Money Fund Class S
DWS Total Return Bond Fund
DWS Treasury Portfolio
DWS U.S. Treasury Money Fund Class S

Effective on or about August 31, 2022, investors will be able to open new DWS fund accounts online. The ability to open new accounts online will be available to new investors as well as existing fund shareholders, but is available only to open new Class S share accounts directly with the fund’s transfer agent. Shareholders will continue to be able to use the same online account features that are available today, as described in the prospectus. Online account features vary by, and are not available for, all account types and share classes. For additional details, please read the prospectus, log on to dws.com, or call Shareholder Services at (800) 728-3337.
In addition, once approved and released by the Apple App Store and Google Play, expected sometime in September or October 2022, existing shareholders and new investors will be able to download a free mobile application (Mobile App) that will provide access to and use of the available online account features described above and in the prospectus. If you have already registered your DWS fund accounts online at dws.com, your existing username and password will work with the Mobile App.
Accessing and transacting for your fund account online or through the Mobile App requires the transmission of personal financial information over the Internet and/or mobile data network, and is not without risk. Digital communication channels such as those described above are not necessarily secure and are subject to the risk, among others, that any confidential or sensitive information that you send or view may be intercepted or accessed by a third party and subsequently sold or used, including for instance, to gain access to your fund account and redeem shares. We recommend that you take steps to protect your account information, including the use of a secure Internet browser, keeping User IDs and passwords confidential, and taking steps to restrict access to your computer and mobile devices. As long as we follow reasonable security procedures and act on instructions that we reasonably believe are genuine, we will not be responsible for any losses that may occur from unauthorized requests. The fund may modify, suspend, or terminate online or mobile account access or services at any time.
Please Retain This Supplement for Future Reference
August 30, 2022
PROSTKR22-42